LIQUIDITY (Details) ¥ in Millions, $ in Millions				1 Months Ended
	Jun. 26, 2020 USD ($)	May 21, 2020 USD ($)	Aug. 31, 2019 item	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
LIQUIDITY
Proceeds from Sale and Collection of Receivables				$ 4.0	¥ 28.2
Number Of Shareholders in Commitment | item			2
Years Of Commitments Letter			3 years
Proceeds from stock purchase agreement | $	$ 2.1	$ 2.1